Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Assets Grouped by Major Classifications

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2012	2011
	$ in thousands
Cost:
Machinery and equipment	28,638	24,512
Leasehold improvements	39,939	37,977
Land and buildings	5,928	9,602
Office furniture, equipment	10,028	10,074
Computer equipment	40,868	39,278
Vehicles	473	487

	125,874	121,930
Less—accumulated depreciation and amortization	101,159	95,266

	24,715	26,664